Schedule of Reserved Shares of Common Stock for Future Issuance (Details) Statement - Condensed Consolidated Interim Balance Sheets (Parenthetical) - shares		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised	8,048,770	6,772
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option exercised			6,772